UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-04719
The GAMCO Westwood Funds

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: September 30
Date of reporting period: December 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

GAMCO Westwood Mighty MitesSM Fund
Schedule of Investments — December 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 71.3%
	Aerospace — 1.3%
41,789	Ducommun Inc.	$910,164
282,400	Herley Industries Inc.†	4,891,168
139,400	Innovative Solutions & Support Inc.†	790,398

		6,591,730

	Aerospace and Defense — 0.0%
500	Todd Shipyards Corp.	11,195

	Agriculture — 0.1%
225	J.G. Boswell Co.	168,750
15,000	Limoneira Co.	430,500

		599,250

	Airlines — 0.0%
5,000	AirTran Holdings Inc.†	36,950
8,000	Pinnacle Airlines Corp.†	63,200

		100,150

	Automotive — 0.2%
100,000	Wabash National Corp.†	1,185,000

	Automotive: Parts and Accessories — 3.4%
105,000	Dana Holding Corp.†	1,807,050
22,000	Federal-Mogul Corp.†	454,300
247,500	Midas Inc.†	2,007,225
93,800	Modine Manufacturing Co.†	1,453,900
7,500	Puradyn Filter Technologies Inc.†	1,800
285,036	Standard Motor Products Inc.	3,904,993
134,400	Strattec Security Corp.	4,479,552
68,000	Superior Industries International Inc.	1,442,960
40,000	Tenneco Inc.†	1,646,400
40,000	The Pep Boys — Manny, Moe & Jack	537,200

		17,735,380

	Aviation: Parts and Services — 1.4%
9,200	Astronics Corp.†	193,200
888,800	GenCorp Inc.†	4,595,096
91,600	Kaman Corp.	2,662,812

		7,451,108

	Broadcasting — 2.5%
250,000	Acme Communications Inc.†	280,000
236,400	Beasley Broadcast Group Inc., Cl. A†	1,416,036
49,900	Crown Media Holdings Inc., Cl. A†	130,738
5,000	Cumulus Media Inc., Cl. A†	21,550
73,800	Entercom Communications Corp., Cl. A†	854,604
15,000	Equity Media Holdings Corp.†	8
137,300	Fisher Communications Inc.†	2,993,140
924	Granite Broadcasting Corp.† (a)	0
608,500	Gray Television Inc.†	1,137,895
30,832	Gray Television Inc., Cl. A†	54,573
110,000	LIN TV Corp., Cl. A†	583,000
706,900	Media General Inc., Cl. A†	4,085,882
278,032	Salem Communications Corp., Cl. A	881,361
50,000	Sinclair Broadcast Group Inc., Cl. A	409,000

		12,847,787

	Building and Construction — 0.6%
283,800	Huttig Building Products Inc.†	269,184

		Market
Shares		Value
40,000	Layne Christensen Co.†	$1,376,800
177,400	Material Sciences Corp.†	1,133,586
10,300	The Monarch Cement Co.	271,766

		3,051,336

	Business Services — 3.1%
28,000	ANC Rental Corp.† (a)	3
235,000	Ascent Media Corp., Cl. A†	9,108,600
21,500	Cenveo Inc.†	114,810
103	Chazak Value Corp.† (a)	0
67,500	EDGAR Online Inc.†	81,000
577,643	Edgewater Technology Inc.†	1,357,461
68,800	GP Strategies Corp.†	704,512
2,000	Intermec Inc.†	25,320
113,000	Internap Network Services Corp.†	687,040
2,000	Liquidity Services Inc.†	28,100
155,500	Pure Technologies Ltd.†	742,859
37,800	S1 Corp.†	260,820
51,700	SearchMedia Holdings Ltd.†	159,236
219,438	Stamps.com Inc.	2,907,554
300	StarTek Inc.†	1,521
50,000	Trans-Lux Corp.†	8,000

		16,186,836

	Cable — 0.3%
90,000	Adelphia Communications Corp., Cl. A† (a)	0
90,000	Adelphia Communications Corp., Cl. A, Escrow† (a)	0
90,000	Adelphia Recovery Trust†	900
160,000	Mediacom Communications Corp., Cl. A†	1,353,600
12,500	Outdoor Channel Holdings Inc.	89,625

		1,444,125

	Closed-End Business Development Company — 0.1%
35,000	MVC Capital Inc.	511,000

	Commercial Services — 1.3%
18,000	ICF International Inc.†	462,960
20,000	KAR Auction Services Inc.†	276,000
8,500	Macquarie Infrastructure Co. LLC†	179,945
120,656	PRGX Global Inc.†	763,752
117,700	Rock of Ages Corp.†	615,571
935,000	Swisher Hygiene Inc.†	4,447,903

		6,746,131

	Communications Equipment — 0.4%
52,900	Communications Systems Inc.	737,426
20,830	Sycamore Networks Inc.	428,890
142,950	Symmetricom Inc.†	1,013,516
4,000	Technical Communications Corp.	54,920
30,000	ViewCast.com Inc.†	7,794

		2,242,546

	Computer Software and Services — 3.7%
2,365,200	ADPT Corp.†	6,930,036
67,038	Computer Task Group Inc.†	729,373
5,000	Emulex Corp.†	58,300
271,400	Furmanite Corp.†	1,875,374
1,910	Gemalto NV	81,280
293,208	Global Sources Ltd.†	2,791,340
45,300	GSE Systems Inc.†	163,986
40,400	interCLICK Inc.†	216,948
62,795	Kratos Defense & Security Solutions Inc.†	827,010
See accompanying notes to schedule of investments.

GAMCO Westwood Mighty MitesSM Fund
Schedule of Investments (Continued) — December 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Computer Software and Services (Continued)
250,000	L-1 Identity Solutions Inc.†	$2,977,500
4,100	Magma Design Automation Inc.†	20,541
36,000	Mercury Computer Systems Inc.†	661,680
400	MTS Systems Corp.	14,984
35,400	Schawk Inc.	728,532
167,761	Tier Technologies Inc.†	1,004,888
10,000	Trident Microsystems Inc.†	17,800
3,800	Tyler Technologies Inc.†	78,888

		19,178,460

	Consumer Products — 2.0%
33,063	A. T. Cross Co., Cl. A†	319,058
18,000	Adams Golf Inc.†	84,780
29,000	Callaway Golf Co.	234,030
57,000	Heelys Inc.†	173,280
4,300	Johnson Outdoors Inc., Cl. A†	53,836
86,500	Kid Brands Inc.†	739,575
15,300	Lakeland Industries Inc.†	133,875
344,430	Marine Products Corp.†	2,293,904
12,500	MarineMax Inc.†	116,875
300	National Presto Industries Inc.	39,003
74,300	Oil-Dri Corp. of America	1,596,707
22,550	PC Group Inc.†	3,608
357,314	Schiff Nutrition International Inc.	3,244,411
38,600	Steinway Musical Instruments Inc.†	766,210
41,530	Syratech Corp.†	29
202,200	The Wet Seal Inc., Cl. A†	748,140

		10,547,321

	Consumer Services — 0.4%
425,500	1-800-FLOWERS.COM Inc., Cl. A†	1,144,595
31,300	Bowlin Travel Centers Inc.†	39,125
1,100	Collectors Universe Inc.	15,301
115,000	Stewart Enterprises Inc., Cl. A	769,350
3,500	Valassis Communications Inc.†	113,225

		2,081,596

	Diversified Industrial — 6.4%
44,200	American Railcar Industries Inc.†	978,146
132,391	Ampco-Pittsburgh Corp.	3,713,568
142,800	Brush Engineered Materials Inc.†	5,517,792
76,100	Burnham Holdings Inc., Cl. A	1,178,789
67,500	Chase Corp.	1,100,250
120,720	China Wind Systems Inc.†	432,178
43,800	Graham Corp.	876,000
247,500	Griffon Corp.†	3,153,150
25,000	Haulotte Group SA†	387,195
187,700	Katy Industries Inc.†	225,240
10,000	Lydall Inc.†	80,500
552,557	Magnetek Inc.†	745,952
277,900	Myers Industries Inc.	2,706,746
43,825	National Patent Development Corp.†	70,120
38,500	Park-Ohio Holdings Corp.†	805,035
13,300	RWC Inc.†	99,817
25,100	Stamford Industrial Group Inc.†	50
36,000	Standex International Corp.	1,076,760
270,700	Tech/Ops Sevcon Inc.† (b)	1,940,919
40,000	Tredegar Corp.	775,200
100,068	Twin Disc Inc.	2,988,030

		Market
Shares		Value
356,800	WHX Corp.†	$4,631,264

		33,482,701

	Educational Services — 0.7%
280,000	Corinthian Colleges Inc.†	1,458,800
106,100	Universal Technical Institute Inc.	2,336,322
108,500	Voyager Learning Co., Escrow† (a)	0

		3,795,122

	Electronics — 6.0%
27,000	A123 Systems Inc.†	257,580
50,000	Alliance Semiconductor Corp.	11,500
45,451	Ballantyne Strong Inc.†	353,154
95,600	Bel Fuse Inc., Cl. A	2,438,278
1,800	Bel Fuse Inc., Cl. B	43,020
73,950	BTU International Inc.†	664,810
253,500	CTS Corp.	2,803,710
59,749	Electro Scientific Industries Inc.†	957,776
49,300	IMAX Corp.†	1,382,865
169,500	IntriCon Corp.†	654,270
216,700	LeCroy Corp.†	2,132,328
47,500	Mesa Laboratories Inc.	1,425,000
75,000	Methode Electronics Inc.	972,750
69,500	MoSys Inc.†	395,455
63,000	Newport Corp.†	1,094,310
130,000	Nu Horizons Electronics Corp.†	906,100
49,300	Park Electrochemical Corp.	1,479,000
70,000	Pericom Semiconductor Corp.†	768,600
369,300	Pulse Electronics Corp.	1,964,676
76,100	Schmitt Industries Inc.†	236,671
208,300	Stoneridge Inc.†	3,289,057
134,900	Ultra Clean Holdings Inc.†	1,255,919
127,250	Ultralife Corp.†	841,123
59,300	Ultratech Inc.†	1,178,884
2,500	Universal Display Corp.†	76,625
116,400	Zoran Corp.†	1,024,320
204,000	Zygo Corp.†	2,494,920

		31,102,701

	Energy and Utilities: Alternative Energy — 0.1%
89,590	China Hydroelectric Corp., ADR†	662,070

	Energy and Utilities: Electric — 0.1%
105,080	Comverge Inc.†	726,103

	Energy and Utilities: Integrated — 0.4%
181,300	Headwaters Inc.†	830,354
30,500	MGE Energy Inc.	1,304,180
95,200	Progress Energy Inc., CVO†	14,518

		2,149,052

	Energy and Utilities: Natural Gas — 0.9%
15,242	American DG Energy Inc.†	42,220
36,000	Chesapeake Utilities Corp.	1,494,720
53,671	Corning Natural Gas Corp.	1,153,927
28,300	Delta Natural Gas Co. Inc.	887,913
183	Evergreen Energy Inc.†	119
95,800	Gastar Exploration Ltd.†	411,940
17,700	RGC Resources Inc.	558,435
20,300	U.S. Energy Corp.†	123,424

		4,672,698

	Energy and Utilities: Oil — 0.4%
19,900	Callon Petroleum Co.†	117,808
20,000	Gulf Island Fabrication Inc.	563,600
See accompanying notes to schedule of investments.

GAMCO Westwood Mighty MitesSM Fund
Schedule of Investments (Continued) — December 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Oil (Continued)
73,000	RAM Energy Resources Inc.†	$134,320
63,600	Tesco Corp.†	1,009,968
35,000	Triangle Petroleum Corp.†	227,500

		2,053,196

	Energy and Utilities: Services — 0.8%
9,500	Acergy SA, ADR	231,230
58,800	Allis-Chalmers Energy Inc.†	416,892
3,000	Covanta Holding Corp.	51,570
66,528	Dawson Geophysical Co.†	2,122,243
60,000	RPC Inc.	1,087,200
700	Union Drilling Inc.†	5,096

		3,914,231

	Energy and Utilities: Water — 1.3%
6,000	Artesian Resources Corp., Cl. A	113,700
39,174	Cadiz Inc.†	487,325
2,500	California Water Service Group	93,175
40,000	Consolidated Water Co. Ltd.	366,800
35,000	Energy Recovery Inc.†	128,100
8,500	Middlesex Water Co.	155,975
82,200	Pennichuck Corp.	2,248,992
92,300	SJW Corp.	2,443,181
28,500	The York Water Co.	492,765

		6,530,013

	Entertainment — 0.3%
28,500	Canterbury Park Holding Corp.†	331,170
1,802	Chestnut Hill Ventures† (a)	82,092
237,500	Dover Motorsports Inc.†	422,750
212,141	Entravision Communications Corp., Cl. A†	545,202
2,000	LodgeNet Interactive Corp.†	8,500
60,000	Triple Crown Media Inc.†	60

		1,389,774

	Environmental Control — 0.2%
10,000	BioteQ Environmental Technologies Inc.†	8,247
178,100	Casella Waste Systems Inc., Cl. A†	1,262,729
500	Sharps Compliance Corp.†	2,215

		1,273,191

	Equipment and Supplies — 4.7%
1,000	AZZ Inc.	40,010
177,500	Baldwin Technology Co. Inc., Cl. A†	234,300
20,000	Capstone Turbine Corp.†	19,196
55,500	CIRCOR International Inc.	2,346,540
244,690	Core Molding Technologies Inc.†	1,409,414
189,158	Federal Signal Corp.	1,297,624
700	Genoil Inc.†	211
251,600	Gerber Scientific Inc.†	1,980,092
8,500	Gildemeister AG	189,689
8,000	GrafTech International Ltd.†	158,720
554,600	Interpump Group SpA†	4,220,661
138,600	L.S. Starrett Co., Cl. A	1,618,848
20,000	Maezawa Kyuso Industries Co. Ltd.	246,336
79,700	Met-Pro Corp.	941,257
11,800	Mine Safety Appliances Co.	367,334
203,900	SL Industries Inc.†	3,558,055
1,000	SRS Labs Inc.†	8,810
32,000	The Eastern Co.	571,200

		Market
Shares		Value
8,000	The Gorman-Rupp Co.	$258,560
12,000	The Greenbrier Cos. Inc.†	251,880
36,379	Titan Machinery Inc.†	702,115
280,000	TransAct Technologies Inc.†	2,623,600
55,500	Vicor Corp.	910,200
25,000	WaterFurnace Renewable Energy Inc.	622,800
500	Watts Water Technologies Inc., Cl. A	18,295

		24,595,747

	Financial Services — 3.7%
16,100	Berkshire Bancorp Inc.†	87,584
3,900	Berkshire Hills Bancorp Inc.	86,190
75	Burke & Herbert Bank and Trust Co.	170,625
40,000	Capital Financial Holdings Inc.†	2,900
6,791	Capitol Federal Financial Inc.	80,882
38,000	CNA Surety Corp.†	899,840
29,000	Crazy Woman Creek Bancorp Inc.†	322,625
400,000	Epoch Holding Corp.	6,212,000
37	Farmers & Merchants Bank of Long Beach	151,700
10,494	Fidelity Southern Corp.†	73,248
6,000	First Mercury Financial Corp.	98,400
119,000	Flushing Financial Corp.	1,666,000
10	Guaranty Corp., Cl. A†	75,000
42,439	Hallmark Financial Services†	386,195
5,675	Hampton Roads Bankshares Inc.†	2,951
29,320	Heritage Financial Group Inc.	364,148
52,325	Hudson Valley Holding Corp.	1,295,567
30,000	Kaiser Federal Financial Group Inc.	347,400
90,843	KKR & Co. LP	1,289,971
24,000	Meadowbrook Insurance Group Inc.	246,000
60,000	Medallion Financial Corp.	492,000
36,500	Nara Bancorp Inc.†	358,430
11,055	New York Community Bancorp Inc.	208,387
5,697	Northrim BanCorp Inc.	110,066
40,000	Oritani Financial Corp.	489,600
5,300	Provident New York Bancorp	55,597
45,000	Pzena Investment Management Inc., Cl. A	330,750
72,300	Sanders Morris Harris Group Inc.	524,175
116	Sunwest Bank†	295,800
69,800	SWS Group Inc.	352,490
8,500	The Ziegler Companies Inc.†	168,938
20	TIB Financial Corp.†	415
7,500	Tree.com Inc.†	70,800
200	Value Line Inc.	2,890
63,100	Westfield Financial Inc.	583,675
40,039	Whitney Holding Corp.	566,552
38,100	Wilshire Bancorp Inc.	290,322
100,000	WisdomTree Investments Inc.†	415,000

		19,175,113

	Food and Beverage — 1.9%
1,000	Andrew Peller Ltd., Cl. A	8,850
19,300	Boston Beer Co. Inc., Cl. A†	1,835,237
17,000	Caribou Coffee Co. Inc.†	171,360
1,100	Hanover Foods Corp., Cl. A	101,200
1,000	Inventure Foods Inc.†	4,330
2,000	J & J Snack Foods Corp.	96,480
203,300	Lifeway Foods Inc.†	1,941,515
15,000	MGP Ingredients Inc.	165,600
10,000	Peet’s Coffee & Tea Inc.†	417,400
7,800	Rock Field Co. Ltd.	122,490
5,500	Scheid Vineyards Inc., Cl. A†	47,300
45,000	Smart Balance Inc.†	194,850
100,000	Snyders-Lance Inc.	2,344,000
44,000	The Hain Celestial Group Inc.†	1,190,640
See accompanying notes to schedule of investments.

GAMCO Westwood Mighty MitesSM Fund
Schedule of Investments (Continued) — December 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
270,000	Tingyi (Cayman Islands) Holding Corp.	$691,257
280,000	Vitasoy International Holdings Ltd.	233,429
18,300	Willamette Valley Vineyards Inc.†	64,233

		9,630,171

	Health Care — 7.5%
5,000	Alere Inc.†	183,000
28,500	AngioDynamics Inc.†	438,045
12,800	ArthroCare Corp.†	397,568
335,500	BioLase Technology Inc.†	583,770
10,000	Boiron SA	380,982
1,000	Bruker Corp.†	16,600
147,600	Cantel Medical Corp.	3,453,840
85,000	CardioNet Inc.†	397,800
62,500	Cepheid Inc.†	1,421,875
595,700	Continucare Corp.†	2,787,876
42,000	Crucell NV, ADR†	1,314,180
81,800	Cutera Inc.†	678,122
60,000	Cynosure Inc., Cl. A†	613,800
270,000	Cypress Bioscience Inc.†	1,749,600
252,048	Del Global Technologies Corp.†	186,515
5,000	DexCom Inc.†	68,250
1,000	Elite Pharmaceuticals Inc.†	40
5,000	Eurand NV†	59,150
105,300	Exactech Inc.†	1,981,746
2,870	Heska Corp.†	14,235
73,600	Hooper Holmes Inc.†	51,888
1,300	ICU Medical Inc.†	47,450
10,000	Indevus Pharmaceuticals Inc., Escrow† (a)	11,000
74,200	InfuSystems Holdings Inc.†	172,886
454,601	IRIS International Inc.†	4,650,568
48,000	LeMaitre Vascular Inc.†	324,960
50,000	Matrixx Initiatives Inc.†	423,000
94,000	Neogen Corp.†	3,856,820
1,800	NMT Medical Inc.†	648
44,300	Opko Health Inc.†	162,581
17,500	Orthofix International NV†	507,500
117,800	Pain Therapeutics Inc.†	795,150
20,300	Palomar Medical Technologies Inc.†	288,463
10,000	PreMD Inc.†	61
146,261	Quidel Corp.†	2,113,471
353,390	Rochester Medical Corp.†	3,859,019
84,400	RTI Biologics Inc.†	225,348
213,900	Strategic Diagnostics Inc.†	382,881
30,000	SurModics Inc.†	356,100
95,000	Syneron Medical Ltd.†	968,050
2,000	Targanta Therapeutics Corp., Escrow† (a)	1,280
500	ThermoGenesis Corp.†	1,745
81,900	United-Guardian Inc.	1,146,600
60,600	Vascular Solutions Inc.†	710,232
23,300	Young Innovations Inc.	745,833

		38,530,528

	Hotels and Gaming — 1.7%
50,540	Churchill Downs Inc.	2,193,436
256,000	Dover Downs Gaming & Entertainment Inc.	870,400
2,500	Florida Gaming Corp.†	5,375
4,000	Gaylord Entertainment Co.†	143,760
47,000	Morgans Hotel Group Co.†	426,290
8,500	Multimedia Games Inc.†	47,430
26,500	Pinnacle Entertainment Inc.†	371,530

		Market
Shares		Value
169,900	Sonesta International Hotels Corp., Cl. A	$3,736,951
67,000	The Marcus Corp.	889,090

		8,684,262

	Machinery — 1.1%
18,000	Astec Industries Inc.†	583,380
11,000	DXP Enterprises Inc.†	264,000
134,000	Flow International Corp.†	548,060
6,000	Hardinge Inc.	58,440
60,911	Key Technology Inc.†	1,036,096
6,000	Lindsay Corp.	356,580
46,300	Tennant Co.	1,778,383
14,800	The Middleby Corp.†	1,249,416

		5,874,355

	Manufactured Housing and Recreational Vehicles — 0.5%
1,182,300	All American Group Inc.†	254,194
15,000	Cavco Industries Inc.†	700,350
35,400	Nobility Homes Inc.†	287,094
21,300	Skyline Corp.	555,504
43,000	Winnebago Industries Inc.†	653,600

		2,450,742

	Metals and Mining — 0.1%
87,400	5N Plus Inc.†	615,307
20,000	Camino Minerals Corp.†	9,856

		625,163

	Paper and Forest Products — 0.1%
1,900	Keweenaw Land Association Ltd.†	352,450

	Publishing — 2.0%
171,300	Belo Corp., Cl. A†	1,212,804
103,507	Cambium Learning Group Inc.†	356,064
474,800	Il Sole 24 Ore SpA†	877,485
1,121,000	Journal Communications Inc., Cl. A†	5,661,050
200,000	PRIMEDIA Inc.	840,000
145,000	The E.W. Scripps Co., Cl. A†	1,471,750

		10,419,153

	Real Estate — 0.9%
6,500	Bresler & Reiner Inc.†	3,900
13,200	Capital Properties Inc., Cl. A	132,000
6,000	Capital Properties Inc., Cl. B (a)(c)	60,000
68,000	Cohen & Steers Inc.	1,774,800
55,000	Griffin Land & Nurseries Inc.	1,780,900
1,900	Gyrodyne Co. of America Inc.†	153,150
6,100	Holobeam Inc.†	115,900
114,500	Reading International Inc., Cl. A†	578,225
39,300	Reading International Inc., Cl. B†	326,190
2,508	Royalty LLC† (a)(c)	7,550

		4,932,615

	Restaurants — 2.0%
15,179	Biglari Holdings Inc.†	6,226,578
80,500	Denny’s Corp.†	288,190
50,500	Famous Dave’s of America Inc.†	563,075
134,729	Nathan’s Famous Inc.†	2,270,184
32,000	The Cheesecake Factory Inc.†	981,120

		10,329,147

	Retail — 1.5%
34,000	Aaron’s Inc.†	693,260
50,000	Big 5 Sporting Goods Corp.	763,500
See accompanying notes to schedule of investments.

GAMCO Westwood Mighty MitesSM Fund
Schedule of Investments (Continued) — December 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Retail (Continued)
205,000	Coldwater Creek Inc.†	$649,850
62,200	Hot Topic Inc.	389,994
126,200	Ingles Markets Inc., Cl. A	2,423,040
4,000	Krispy Kreme Doughnuts Inc.†	27,920
12,800	Movado Group Inc.†	206,592
15,000	Pier 1 Imports Inc.†	157,500
28,000	Rush Enterprises Inc., Cl. A†	572,320
55,000	Rush Enterprises Inc., Cl. B†	988,900
21,800	The Bon-Ton Stores Inc.†	275,988
343,500	The Great Atlantic & Pacific Tea Co. Inc.†	72,478
10,300	Village Super Market Inc., Cl. A	339,900

		7,561,242

	Semiconductors — 0.6%
122,400	Advanced Analogic Technologies Inc.†	490,824
88,800	Cascade Microtech Inc.†	383,616
132,700	Entegris Inc.†	991,269
79,200	Entropic Communications Inc.†	956,736
1,278	GSI Group Inc.†	13,521
44,800	IXYS Corp.†	520,576

		3,356,542

	Specialty Chemicals — 3.0%
9,109	A. Schulman Inc.	208,505
3,000	Chemtura Corp.†	47,940
558,500	Ferro Corp.†	8,176,440
267,226	General Chemical Group Inc.†	5,345
30,500	Hawkins Inc.	1,354,200
1,000	KMG Chemicals Inc.	16,570
270,000	Omnova Solutions Inc.†	2,257,200
177,500	Zep Inc.	3,528,700

		15,594,900

	Telecommunications — 1.3%
94,500	Applied Signal Technology Inc.	3,580,605
22,900	Atlantic Tele-Network Inc.	877,986
50,000	Cincinnati Bell Inc.†	140,000
175	Consolidated Communications Holdings Inc.	3,377
1,500	Electronic Systems Technology Inc.†	870
60,000	HickoryTech Corp.	576,000
80	Horizon Telecom Inc., Cl. A	7,600
350	Horizon Telecom Inc., Cl. B	23,450
22,900	ICO Global Communications (Holdings) Ltd.†	34,350
55,600	New Ulm Telecom Inc.	300,240
200	North State Telephone Co., Cl. A	16,200
500	Otelco Inc., IDS	9,090
7,788	Preformed Line Products Co.	455,793
18,500	Shenandoah Telecommunications Co.	346,505
500	SureWest Communications†	5,350
17,875	Windstream Corp.	249,178

		6,626,594

	Transportation — 0.3%
4,800	Dynamex Inc.†	118,848
8,200	PHI Inc.†	173,266
82,200	Providence and Worcester Railroad Co.	1,376,850
1,000	Trailer Bridge Inc.†	2,760

		1,671,724

	TOTAL COMMON STOCKS	370,672,251

		Market
Shares		Value
	PREFERRED STOCKS — 0.2%
	Automotive: Parts and Accessories — 0.2%
20,000	Jungheinrich AG Pfd.	$790,560

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	Food and Beverage — 0.0%
500	Seneca Foods Corp., Zero Coupon Cv. Pfd., Ser. 2003 (a)†	13,490

	WARRANTS — 0.0%
	Broadcasting — 0.0%
63	Granite Broadcasting Corp., Ser. A, expire 06/04/12† (a)	0
63	Granite Broadcasting Corp., Ser. B, expire 06/04/12† (a)	0

		0

	TOTAL WARRANTS	0

Principal
Amount
	CORPORATE BONDS — 0.0%
	Restaurants — 0.0%
$137,000	Biglari Holdings Inc., Sub. Deb., 14.000%, 03/30/15 (a)	137,000

	U.S. GOVERNMENT OBLIGATIONS — 28.5%
148,174,000	U.S. Treasury Bills, 0.085% to 0.210%††, 01/06/11 to 07/28/11	148,137,279

	TOTAL INVESTMENTS — 100.0% (Cost $413,910,134)	$519,750,580

	Aggregate tax cost	$414,804,467

	Gross unrealized appreciation	$114,686,496

	Gross unrealized depreciation	(9,740,383)

	Net unrealized appreciation/depreciation	$104,946,113

(a)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At December 31, 2010, the market value of fair valued securities amounted to $312,415 or 0.06% of total investments.

(b)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(c)	At December 31, 2010, the Fund held investments in restricted and illiquid securities amounting to $67,550 or 0.01% of total investments, which were valued under methods approved by the Board of Trustees as follows:

				12/31/10
Acquisition		Acquisition	Acquisition	Carrying Value
Shares	Issuer	Date	Cost	Per Unit
6,000	Capital Properties Inc., Cl. B	11/20/03	—	10.0000
2,508	Royalty LLC	09/09/03	—	3.0104

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVO	Contingent Value Obligation

IDS	Income Deposit Securities
See accompanying notes to schedule of investments.

GAMCO Westwood SmallCap Equity Fund
Schedule of Investments — December 31, 2010 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS — 96.4%
	Aerospace — 2.7%
6,900	AAR Corp.†	$189,543
700	Esterline Technologies Corp.†	48,013
1,800	Herley Industries Inc.†	31,176
7,700	Hexcel Corp.†	139,293
4,600	Kaman Corp.	133,722

		541,747

	Automotive — 2.0%
2,400	AutoNation Inc.†	67,680
500	Group 1 Automotive Inc.	20,880
1,100	Navistar International Corp.†	63,701
2,400	Penske Automotive Group Inc.†	41,808
6,900	Rush Enterprises Inc., Cl. A†	141,036
6,100	Wabash National Corp.†	72,285

		407,390

	Automotive: Parts and Accessories — 0.6%
1,900	Federal-Mogul Corp.†	39,235
4,300	Midas Inc.†	34,873
600	Monro Muffler Brake Inc.	20,754
1,600	Superior Industries International Inc.	33,952

		128,814

	Aviation: Parts and Services — 0.4%
2,000	Astronics Corp.†	42,000
2,100	Ducommun Inc.	45,738

		87,738

	Building and Construction — 0.9%
2,600	Chicago Bridge & Iron Co., NV†	85,540
3,400	Dycom Industries Inc.†	50,150
1,400	Insituform Technologies Inc., Cl. A†	37,114
900	NCI Building Systems Inc.†	12,591

		185,395

	Business Services — 4.3%
600	Alliance Data Systems Corp.†	42,618
1,050	Ascent Media Corp., Cl. A†	40,698
3,200	Convergys Corp.†	42,144
7,043	Edgewater Technology Inc.†	16,551
7,400	FTI Consulting Inc.†	275,872
3,200	G & K Services Inc., Cl. A	98,912
6,600	GP Strategies Corp.†	67,584
3,000	Healthcare Services Group Inc.	48,810
1,200	Kforce Inc.†	19,416
3,000	MDC Partners Inc., Cl. A	51,810
2,200	Schawk Inc.	45,276
2,400	Tetra Tech Inc.†	60,144
12,100	Tier Technologies Inc.†	72,479

		882,314

	Commercial Services — 0.8%
1,900	Checkpoint Systems Inc.†	39,045
2,000	ICF International Inc.†	51,440
4,500	KAR Auction Services Inc.†	62,100

		152,585

		Market
Shares		Value

	Communications Equipment — 1.0%
5,400	Harmonic Inc.†	$46,278
2,800	Plantronics Inc.	104,216
7,900	Symmetricom Inc.†	56,011

		206,505

	Computer Hardware — 1.6%
4,200	Cray Inc.†	30,030
6,000	NCR Corp.†	92,220
12,100	QLogic Corp.†	205,942

		328,192

	Computer Software and Services — 6.1%
1,600	Akamai Technologies Inc.†	75,280
2,000	AOL Inc.†	47,420
2,500	Avid Technology Inc.†	43,650
4,000	Bottomline Technologies Inc.†	86,840
2,500	Cadence Design Systems Inc.†	20,650
2,700	Dynamics Research Corp.†	36,180
1,600	Evolving Systems Inc.	13,312
4,700	Fair Isaac Corp.	109,839
6,500	Lawson Software Inc.†	60,125
29,600	Magma Design Automation Inc.†	148,296
4,900	Mercury Computer Systems Inc.†	90,062
7,700	Parametric Technology Corp.†	173,481
2,600	Progress Software Corp.†	110,032
900	Rovi Corp.†	55,809
8,900	S1 Corp.†	61,410
1,900	Teradata Corp.†	78,204
6,900	THQ Inc.†	41,814

		1,252,404

	Consumer Products — 1.1%
300	Columbia Sportswear Co.	18,090
8,700	Knoll Inc.	145,551
300	The Warnaco Group Inc.†	16,521
1,000	Tupperware Brands Corp.	47,670

		227,832

	Consumer Services — 0.1%
3,400	TiVo Inc.†	29,342

	Diversified Industrial — 3.5%
2,500	A.M. Castle & Co.†	46,025
4,550	Barnes Group Inc.	94,048
1,700	Brush Engineered Materials Inc.†	65,688
1,860	Columbus McKinnon Corp.†	37,795
4,381	Federal Signal Corp.	30,054
6,400	Furmanite Corp.†	44,224
4,788	Griffon Corp.†	60,999
1,700	Kaydon Corp.	69,224
1,000	Kennametal Inc.	39,460
700	Lawson Products Inc.	17,423
1,500	RSC Holdings Inc.†	14,610
4,500	Sealed Air Corp.	114,525
700	Texas Industries Inc.	32,046
2,600	Tredegar Corp.	50,388

		716,509

	Electronics — 14.5%
1,600	Analogic Corp.	79,216
3,600	Avnet Inc.†	118,908
10,700	Ballantyne Strong Inc.†	83,139
See accompanying notes to schedule of investments.

1

GAMCO Westwood SmallCap Equity Fund
Schedule of Investments (Continued) — December 31, 2010 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS (Continued)
	Electronics (Continued)
1,300	Coherent Inc.†	$58,682
13,300	Electro Scientific Industries Inc.†	213,199
2,200	FARO Technologies Inc.†	72,248
4,100	General Cable Corp.†	143,869
8,900	International Rectifier Corp.†	264,241
3,600	IXYS Corp.†	41,832
25,300	LeCroy Corp.†	248,952
3,500	Littelfuse Inc.	164,710
7,100	Molex Inc.	161,312
11,550	Newport Corp.†	200,624
2,200	OSI Systems Inc.†	79,992
5,300	Park Electrochemical Corp.	159,000
14,800	Pulse Electronics Corp.	78,736
7,400	Radisys Corp.†	65,860
10,100	TTM Technologies Inc.†	150,591
3,300	Ultralife Corp.†	21,813
17,100	Vishay Intertechnology Inc.†	251,028
2,500	Woodward Governor Co.	93,900
5,800	Zebra Technologies Corp., Cl. A†	220,342

		2,972,194

	Energy and Utilities — 6.9%
9,400	Brigham Exploration Co.†	256,056
1,000	Flint Energy Services Ltd.†	18,274
1,000	GeoResources Inc.†	22,210
5,100	Goodrich Petroleum Corp.†	89,964
2,500	Gulf Island Fabrication Inc.	70,450
1,600	Key Energy Services Inc.†	20,768
10,900	Matrix Service Co.†	132,762
6,300	Newpark Resources Inc.†	38,808
1,700	Patterson-UTI Energy Inc.	36,635
6,000	Petrohawk Energy Corp.†	109,500
2,600	PetroQuest Energy Inc.†	19,578
6,800	Pike Electric Corp.†	58,344
4,400	Pride International Inc.†	145,200
4,400	Rowan Companies Inc.†	153,604
3,300	Superior Energy Services Inc.†	115,467
4,300	Tesco Corp.†	68,284
1,700	Toreador Resources Corp.†	26,384
500	Unit Corp.†	23,240

		1,405,528

	Entertainment — 0.7%
1,600	Discovery Communications Inc., Cl. A†	66,720
6,350	Take-Two Interactive Software Inc.†	77,724

		144,444

	Equipment and Supplies — 4.9%
1,700	AZZ Inc.	68,017
3,000	Crown Holdings Inc.†	100,140
14,000	Gerber Scientific Inc.†	110,180
2,400	GrafTech International Ltd.†	47,616
4,000	IDEX Corp.	156,480
5,400	Mine Safety Appliances Co.	168,102
1,850	Robbins & Myers Inc.	66,193
1,800	Tennant Co.	69,138
2,500	The Greenbrier Cos. Inc.†	52,475
1,300	The Toro Co.	80,132
1,200	Titan Machinery Inc.†	23,160

		Market
Shares		Value

3,400	Vicor Corp.	$55,760

		997,393

	Financial Services — 14.6%
1,000	Berkshire Hills Bancorp Inc.	22,100
1,600	Brookline Bancorp Inc.	17,360
4,400	Brown & Brown Inc.	105,336
3,700	Cardinal Financial Corp.	43,031
4,200	Columbia Banking System Inc.	88,452
10,000	Cowen Group Inc., Cl. A†	46,600
1,750	Danvers Bancorp Inc.	30,922
1,900	Epoch Holding Corp.	29,507
6,850	FBR Capital Markets Corp.†	26,167
1,100	Fidelity National Financial Inc., Cl. A	15,048
25,000	First Niagara Financial Group Inc.	349,500
7,400	Flushing Financial Corp.	103,600
5,000	HF Financial Corp.	54,000
7,645	Hudson Valley Holding Corp.	189,290
700	IBERIABANK Corp.	41,391
2,500	Investors Bancorp Inc.†	32,800
5,500	KBW Inc.	153,560
2,000	Knight Capital Group Inc., Cl. A†	27,580
3,900	Meadowbrook Insurance Group Inc.	39,975
12,600	Nara Bancorp Inc.†	123,732
6,000	National Penn Bancshares Inc.	48,180
3,950	NewAlliance Bancshares Inc.	59,171
1,400	Newport Bancorp Inc.†	17,066
2,000	Old National Bancorp	23,780
7,400	Oriental Financial Group Inc.	92,426
2,600	Orrstown Financial Services Inc.	71,266
4,100	Sterling Bancorp	42,927
2,500	Stifel Financial Corp.†	155,100
2,900	SVB Financial Group†	153,845
4,200	The NASDAQ OMX Group Inc.†	99,582
2,200	The Navigators Group Inc.†	110,770
6,200	Umpqua Holdings Corp.	75,516
5,250	Valley National Bancorp	75,075
1,000	Washington Banking Co.	13,710
6,700	Washington Federal Inc.	113,364
7,100	Washington Trust Bancorp Inc.	155,348
4,300	Webster Financial Corp.	84,710
3,750	Westfield Financial Inc.	34,688
400	WSFS Financial Corp.	18,976

		2,985,451

	Food and Beverage — 0.3%
2,200	The Cheesecake Factory Inc.†	67,452

	Food Products — 0.2%
4,300	Viterra Inc.†	40,133

	Health Care — 6.6%
4,700	AngioDynamics Inc.†	72,239
1,100	ArthroCare Corp.†	34,166
1,000	Assisted Living Concepts Inc., Cl. A†	32,530
3,900	Community Health Systems Inc.†	145,743
3,600	Continucare Corp.†	16,848
1,200	Cynosure Inc., Cl. A†	12,276
2,000	Genoptix Inc.†	38,040
1,900	ICU Medical Inc.†	69,350
2,700	Kindred Healthcare Inc.†	49,599
3,600	Omnicare Inc.	91,404
5,900	Omnicell Inc.†	85,255
8,900	Patterson Companies Inc.	272,607
500	PSS World Medical Inc.†	11,300
5,375	Rochester Medical Corp.†	58,695
See accompanying notes to schedule of investments.

2

GAMCO Westwood SmallCap Equity Fund
Schedule of Investments (Continued) — December 31, 2010 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
1,000	STERIS Corp.	$36,460
1,100	Syneron Medical Ltd.†	11,209
1,000	Teleflex Inc.	53,810
5,700	VCA Antech Inc.†	132,753
3,300	Zoll Medical Corp.†	122,859

		1,347,143

	Health Care Providers and Services — 0.3%
10,500	AMN Healthcare Services Inc.†	64,470

	IT Services — 0.4%
4,800	Heartland Payment Systems Inc.	74,016

	Machinery — 3.1%
3,500	DXP Enterprises Inc.†	84,000
1,150	Dynamic Materials Corp.	25,956
19,400	Flow International Corp.†	79,346
1,500	Gardner Denver Inc.	103,230
4,000	Lydall Inc.†	32,200
6,500	The Manitowoc Co. Inc.	85,215
8,200	Trinity Industries Inc.	218,202

		628,149

	Metals and Mining — 1.1%
2,700	5N Plus Inc.†	19,008
5,700	Duluth Metals Ltd.†	16,625
950	Franco-Nevada Corp.	31,778
9,300	Globe Specialty Metals Inc.	158,937

		226,348

	Publishing — 0.9%
8,500	Belo Corp., Cl. A†	60,180
3,900	Journal Communications Inc., Cl. A†	19,695
1,900	Meredith Corp.	65,835
2,500	The Dolan Co.†	34,800

		180,510

	Real Estate — 0.1%
1,200	Kennedy-Wilson Holdings Inc.†	11,988

	Restaurants — 0.3%
5,700	Denny’s Corp.†	20,406
5,200	Morton’s Restaurant Group Inc.†	33,696

		54,102

	Retail — 2.7%
3,900	American Eagle Outfitters Inc.	57,057
700	AnnTaylor Stores Corp.†	19,173
2,300	Ethan Allen Interiors Inc.	46,023
3,300	Foot Locker Inc.	64,746
3,900	Saks Inc.†	41,730
1,100	Stage Stores Inc.	19,074
11,500	The Jones Group Inc.	178,710
6,900	The Wet Seal Inc., Cl. A†	25,530
600	Tiffany & Co.	37,362
1,900	Williams-Sonoma Inc.	67,811

		557,216

	Semiconductors — 10.6%
23,700	Advanced Analogic Technologies Inc.†	95,037
2,400	Advanced Energy Industries Inc.†	32,736

		Market
Shares		Value

5,600	Atmel Corp.†	$68,992
7,100	ATMI Inc.†	141,574
13,000	Brooks Automation Inc.†	117,910
8,900	Cascade Microtech Inc.†	38,448
3,250	Cohu Inc.	53,885
16,600	Entegris Inc.†	124,002
19,500	FormFactor Inc.†	173,160
15,000	FSI International Inc.†	66,300
18,500	Integrated Device Technology Inc.†	123,210
5,000	Kulicke & Soffa Industries Inc.†	36,000
4,100	Microsemi Corp.†	93,890
1,800	MKS Instruments Inc.†	44,082
10,600	ON Semiconductor Corp.†	104,728
6,600	Pericom Semiconductor Corp.†	72,468
6,950	PLX Technology Inc.†	25,090
13,000	Silicon Image Inc.†	95,550
6,000	STEC Inc.†	105,900
12,300	Trident Microsystems Inc.†	21,894
12,800	Ultra Clean Holdings Inc.†	119,168
1,550	Ultratech Inc.†	30,814
5,700	Varian Semiconductor Equipment Associates
	Inc.†	210,729
1,900	Veeco Instruments Inc.†	81,624
10,300	Zoran Corp.†	90,640

		2,167,831

	Specialty Chemicals — 2.2%
3,200	Arch Chemicals Inc.	121,376
3,969	Ferro Corp.†	58,106
4,400	H.B. Fuller Co.	90,288
2,700	Olin Corp.	55,404
2,200	Valspar Corp.	75,856
2,650	Zep Inc.	52,682

		453,712

	Telecommunications — 0.5%
2,300	Atlantic Tele-Network Inc.	88,182
5,800	UTStarcom Inc.†	11,948

		100,130

	Transportation — 0.4%
1,000	Atlas Air Worldwide Holdings Inc.†	55,830
1,600	Marten Transport Ltd.	34,208

		90,038

	TOTAL COMMON STOCKS	19,715,015

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 3.6%
$745,000	U.S. Treasury Bills, 0.120% to 0.160%††, 02/10/11 to 05/12/11	744,812

	TOTAL INVESTMENTS — 100.0%
	(Cost $15,563,392)	$20,459,827

	Aggregate tax cost	$15,680,610

	Gross unrealized appreciation	$5,337,798
	Gross unrealized depreciation	(558,581)

	Net unrealized appreciation/depreciation	$4,779,217

See accompanying notes to schedule of investments.

3

GAMCO Westwood SmallCap Equity Fund
Schedule of Investments (Continued) — December 31, 2010 (Unaudited)

†	Non-income producing security.

††	Represents annualized yield at date of purchase.
See accompanying notes to schedule of investments.

4

GAMCO Westwood Income Fund
Schedule of Investments — December 31, 2010 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS — 86.8%

	Agriculture — 0.6%
1,000	Archer-Daniels-Midland Co.	$30,080

	Automotive — 2.8%
4,000	General Motors Co.†	147,440

	Banking — 3.7%
2,000	Bank of America Corp.	26,680
4,000	U.S. Bancorp	107,880
4,574	Valley National Bancorp	65,408

		199,968

	Computer Hardware — 3.6%
500	Apple Inc.†	161,280
200	International Business Machines Corp.	29,352

		190,632

	Computer Software and Services — 0.4%
1,000	EMC Corp.†	22,900

	Consumer Products — 1.8%
2,000	Tupperware Brands Corp.	95,340

	Diversified Industrial — 4.1%
6,000	General Electric Co.	109,740
2,000	Honeywell International Inc.	106,320

		216,060

	Electronics — 3.2%
8,000	Intel Corp.	168,240

	Energy and Utilities: Integrated — 0.9%
2,000	Allegheny Energy Inc.	48,480

	Energy and Utilities: Natural Gas — 3.5%
7,500	Spectra Energy Corp.	187,425

	Energy and Utilities: Oil — 7.2%
1,500	Chevron Corp.	136,875
2,500	ConocoPhillips	170,250
1,000	Devon Energy Corp.	78,510

		385,635

	Energy and Utilities: Services — 5.8%
5,000	Halliburton Co.	204,150
1,000	Noble Corp.	35,770
1,000	Transocean Ltd.†	69,510

		309,430

	Energy and Utilities: Water — 3.1%
6,500	American Water Works Co. Inc.	164,385

	Financial Services — 6.0%
416	Alleghany Corp.†	127,450
2,000	Citigroup Inc.†	9,460
6,000	Wells Fargo & Co.	185,940

		322,850

	Food and Beverage — 14.5%
7,000	ConAgra Foods Inc.	158,060
7,522	General Mills Inc.	267,708
7,000	Kraft Foods Inc., Cl. A	220,570

		Market
Shares		Value

2,000	PepsiCo Inc.	$130,660

		776,998

	Health Care — 9.7%
2,883	Bristol-Myers Squibb Co.	76,342
1,500	Johnson & Johnson	92,775
2,520	Mead Johnson Nutrition Co.	156,870
2,000	Merck & Co. Inc.	72,080
6,940	Pfizer Inc.	121,519

		519,586

	Paper and Forest Products — 1.0%
2,000	International Paper Co.	54,480

	Retail — 1.3%
2,000	The Home Depot Inc.	70,120

	Specialty Chemicals — 5.9%
1,000	Air Products and Chemicals Inc.	90,950
4,500	E. I. du Pont de Nemours and Co.	224,460

		315,410

	Telecommunications — 7.7%
6,000	AT&T Inc.	176,280
1,000	Research In Motion Ltd.†	58,130
5,000	Verizon Communications Inc.	178,900

		413,310

	TOTAL COMMON STOCKS	4,638,769

	PREFERRED STOCKS — 8.5%

	Financial Services — 8.5%
12,000	Bank One Capital Trust VI, 7.200% Pfd.	306,120
5,900	Wells Fargo Capital Trust IV, 7.000% Pfd.	149,447

		455,567

	TOTAL PREFERRED STOCKS	455,567

Principal
Amount

	CORPORATE BONDS — 4.7%

	Financial Services — 4.7%
$250,000	American Express Credit Corp., MTN,
	0.421%, 06/16/11 (a)	249,982

	TOTAL INVESTMENTS — 100.0%
	(Cost $5,129,420)	$5,344,318

	Aggregate tax cost	$5,129,576

	Gross unrealized appreciation	$465,908
	Gross unrealized depreciation	(251,166)

	Net unrealized appreciation/depreciation	$214,742

(a)	Floating rate security. The rate disclosed is that in effect at December 31, 2010.

†	Non-income producing security.

MTN	Medium Term Note
See accompanying notes to schedule of investments.

GAMCO Westwood Equity Fund
Schedule of Investments — December 31, 2010 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS — 99.6%

	Aerospace — 2.8%
23,300	Raytheon Co.	$1,079,722
31,000	The Boeing Co.	2,023,060

		3,102,782

	Automotive — 1.1%
32,000	General Motors Co.†	1,179,520

	Banking — 8.5%
182,000	Bank of America Corp.	2,427,880
85,184	JPMorgan Chase & Co.	3,613,505
110,800	Wells Fargo & Co.	3,433,692

		9,475,077

	Cable and Satellite — 3.8%
101,000	Comcast Corp., Cl. A	2,218,970
51,800	DIRECTV, Cl. A†	2,068,374

		4,287,344

	Communications Equipment — 4.2%
107,800	Cisco Systems Inc.†	2,180,794
65,100	Corning Inc.	1,257,732
138,100	Motorola Inc.†	1,252,567

		4,691,093

	Computer Hardware — 3.0%
15,200	International Business Machines Corp.	2,230,752
100,500	Xerox Corp.	1,157,760

		3,388,512

	Computer Software and Services — 5.3%
102,800	EMC Corp.†	2,354,120
87,000	Microsoft Corp.	2,429,040
35,000	Oracle Corp.	1,095,500

		5,878,660

	Consumer Products — 2.0%
37,580	Philip Morris International Inc.	2,199,558

	Diversified Industrial — 4.1%
44,100	Honeywell International Inc.	2,344,356
42,100	ITT Corp.	2,193,831

		4,538,187

	Electronics — 1.0%
53,400	Intel Corp.	1,123,002

	Energy: Integrated — 3.8%
57,500	American Electric Power Co. Inc.	2,068,850
50,500	Dominion Resources Inc.	2,157,360

		4,226,210

	Energy: Natural Gas — 6.1%
19,106	Apache Corp.	2,278,008
51,500	EQT Corp.	2,309,260
43,300	Sempra Energy	2,272,384

		6,859,652

		Market
Shares		Value

	Energy: Oil — 9.2%
30,100	Anadarko Petroleum Corp.	$2,292,416
36,600	Chevron Corp.	3,339,750
32,400	Exxon Mobil Corp.	2,369,088
22,610	Occidental Petroleum Corp.	2,218,041

		10,219,295

	Energy: Services — 1.0%
17,400	National Oilwell Varco Inc.	1,170,150

	Entertainment — 2.0%
58,600	The Walt Disney Co.	2,198,086

	Financial Services — 12.4%
38,600	ACE Ltd.	2,402,850
42,300	Aflac Inc.	2,386,989
40,500	Ameriprise Financial Inc.	2,330,775
19,000	Franklin Resources Inc.	2,112,990
52,000	MetLife Inc.	2,310,880
40,500	The Travelers Companies Inc.	2,256,255

		13,800,739

	Food and Beverage — 1.0%
36,300	Sysco Corp.	1,067,220

	Health Care — 12.9%
46,100	Abbott Laboratories	2,208,651
40,800	Bristol-Myers Squibb Co.	1,080,384
49,000	Covidien plc	2,237,340
51,600	Johnson & Johnson	3,191,460
30,300	Merck & Co. Inc.	1,092,012
193,900	Pfizer Inc.	3,395,189
22,200	Teva Pharmaceutical Industries Ltd., ADR	1,157,286

		14,362,322

	Machinery — 2.1%
13,300	Caterpillar Inc.	1,245,678
13,400	Deere & Co.	1,112,870

		2,358,548

	Retail — 5.2%
68,000	CVS Caremark Corp.	2,364,360
104,000	The Gap Inc.	2,302,560
25,600	The TJX Companies Inc.	1,136,384

		5,803,304

	Specialty Chemicals — 3.1%
45,000	E. I. du Pont de Nemours and Co.	2,244,600
34,400	The Dow Chemical Co.	1,174,416

		3,419,016

	Telecommunications — 3.0%
113,200	AT&T Inc.	3,325,816

	Transportation — 2.0%
24,400	Union Pacific Corp.	2,260,904

	TOTAL COMMON STOCKS	110,934,997

	SHORT-TERM INVESTMENTS — 0.4%

	Mutual Funds — 0.4%
483,199	Dreyfus Treasury & Agency Cash Management Fund, 0.130% *	483,199

See accompanying notes to schedule of investments.

1

GAMCO Westwood Equity Fund
Schedule of Investments (Continued) — December 31, 2010 (Unaudited)

Market
Value

TOTAL INVESTMENTS — 100.0% (Cost $92,541,201)	$111,418,196

Aggregate tax cost	$94,085,296

Gross unrealized appreciation	$19,624,558
Gross unrealized depreciation	(2,291,658)

Net unrealized appreciation/depreciation	$17,332,900

†	Non-income producing security.

*	Current yield.

ADR	American Depositary Receipt
See accompanying notes to schedule of investments.

2

GAMCO Westwood Balanced Fund
Schedule of Investments — December 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 63.1%
	Aerospace — 1.7%
14,100	Raytheon Co.	$653,394
22,000	The Boeing Co.	1,435,720

		2,089,114

	Automotive — 0.6%
20,100	General Motors Co.†	740,886

	Banking — 5.1%
121,800	Bank of America Corp.	1,624,812
54,696	JPMorgan Chase & Co.	2,320,204
69,500	Wells Fargo & Co.	2,153,805

		6,098,821

	Cable and Satellite — 2.4%
63,100	Comcast Corp., Cl. A	1,386,307
36,300	DIRECTV, Cl. A†	1,449,459

		2,835,766

	Communications Equipment — 2.5%
67,600	Cisco Systems Inc.†	1,367,548
42,300	Corning Inc.	817,236
86,500	Motorola Inc.†	784,555

		2,969,339

	Computer Hardware — 2.1%
11,400	International Business Machines Corp.	1,673,064
74,900	Xerox Corp.	862,848

		2,535,912

	Computer Software and Services — 3.2%
69,900	EMC Corp.†	1,600,710
56,100	Microsoft Corp.	1,566,312
21,780	Oracle Corp.	681,714

		3,848,736

	Consumer Products — 1.4%
27,820	Philip Morris International Inc.	1,628,304

	Diversified Industrial — 2.6%
32,300	Honeywell International Inc.	1,717,068
26,290	ITT Corp.	1,369,972

		3,087,040

	Electronics — 0.7%
41,500	Intel Corp.	872,745

	Energy: Integrated — 2.4%
39,100	American Electric Power Co. Inc.	1,406,818
33,200	Dominion Resources Inc.	1,418,304

		2,825,122

	Energy: Natural Gas — 3.9%
14,655	Apache Corp.	1,747,316
34,300	EQT Corp.	1,538,012
27,100	Sempra Energy	1,422,208

		4,707,536

		Market
Shares		Value
	Energy: Oil — 6.1%
19,300	Anadarko Petroleum Corp.	$1,469,888
26,300	Chevron Corp.	2,399,875
22,300	Exxon Mobil Corp.	1,630,576
18,400	Occidental Petroleum Corp.	1,805,040

		7,305,379

	Energy: Services — 0.6%
10,900	National Oilwell Varco Inc.	733,025

	Entertainment — 1.3%
41,300	The Walt Disney Co.	1,549,163

	Financial Services — 7.7%
24,600	ACE Ltd.	1,531,350
27,100	Aflac Inc.	1,529,253
25,100	Ameriprise Financial Inc.	1,444,505
15,200	Franklin Resources Inc.	1,690,392
35,400	MetLife Inc.	1,573,176
26,700	The Travelers Companies Inc.	1,487,457

		9,256,133

	Food and Beverage — 0.6%
23,100	Sysco Corp.	679,140

	Health Care — 8.1%
29,100	Abbott Laboratories	1,394,181
25,500	Bristol-Myers Squibb Co.	675,240
34,100	Covidien plc	1,557,006
35,700	Johnson & Johnson	2,208,045
22,900	Merck & Co. Inc.	825,316
126,000	Pfizer Inc.	2,206,260
16,200	Teva Pharmaceutical Industries Ltd., ADR	844,506

		9,710,554

	Machinery — 1.5%
10,500	Caterpillar Inc.	983,430
10,100	Deere & Co.	838,805

		1,822,235

	Retail — 3.4%
46,700	CVS Caremark Corp.	1,623,759
74,900	The Gap Inc.	1,658,286
18,800	The TJX Companies Inc.	834,532

		4,116,577

	Specialty Chemicals — 2.0%
33,600	E. I. du Pont de Nemours and Co.	1,675,968
21,400	The Dow Chemical Co.	730,596

		2,406,564

	Telecommunications — 1.8%
71,600	AT&T Inc.	2,103,608

	Transportation — 1.4%
18,800	Union Pacific Corp.	1,742,008

	TOTAL COMMON STOCKS	75,663,707

	SHORT-TERM INVESTMENTS — 2.1%
	Mutual Funds — 2.1%
2,470,210	Dreyfus Treasury & Agency Cash Management Fund, 0.130% *	2,470,210

See accompanying notes to schedule of investments.

1

GAMCO Westwood Balanced Fund
Schedule of Investments (Continued) — December 31, 2010 (Unaudited)

Principal		Market
Amount		Value
	CORPORATE BONDS — 13.8%
	Banking — 3.2%
$1,250,000	Bank of America Corp., 5.375%, 06/15/14	$1,315,063
500,000	Barclays Bank plc, Ser. 1, 5.000%, 09/22/16	529,758
1,125,000	Citigroup Inc., 5.500%, 10/15/14	1,213,165
750,000	JPMorgan Chase & Co., 6.300%, 04/23/19	855,095

		3,913,081

	Computer Software and Services — 0.7%
750,000	Oracle Corp., 4.950%, 04/15/13	817,497

	Diversified Industrial — 1.1%
1,200,000	General Electric Co., 5.000%, 02/01/13	1,283,402

	Electronics — 0.7%
750,000	Koninklijke Philips Electronics NV, 4.625%, 03/11/13	800,645

	Energy: Integrated — 0.4%
500,000	Southern Co., 4.150%, 05/15/14	526,657

	Energy: Natural Gas — 0.9%
1,000,000	Apache Corp., 5.250%, 04/15/13	1,088,676

	Energy: Oil — 1.9%
1,000,000	Anadarko Petroleum Corp., 5.950%, 09/15/16	1,075,590
500,000	Marathon Oil Corp., 5.900%, 03/15/18	567,754
500,000	XTO Energy Inc., 6.500%, 12/15/18	612,909

		2,256,253

	Financial Services — 0.7%
750,000	ACE INA Holdings Inc., 5.600%, 05/15/15	827,236

	Food and Beverage — 0.8%
950,000	Anheuser-Busch Companies Inc., 4.375%, 01/15/13	1,002,168

	Metals and Mining — 0.7%
750,000	BHP Billiton Finance USA Ltd., 5.500%, 04/01/14	830,594

	Real Estate Investment Trusts — 0.6%
700,000	Vornado Realty LP, 4.250%, 04/01/15	707,333

	Telecommunications — 0.5%
500,000	AT&T Inc., 6.700%, 11/15/13	568,460

	Transportation — 0.9%
1,000,000	Burlington Northern Santa Fe LLC, Deb., 5.650%, 05/01/17	1,116,003

Principal		Market
Amount		Value
	Wireless Communications — 0.7%
$750,000	Vodafone Group plc, 4.150%, 06/10/14	$789,016

	TOTAL CORPORATE BONDS	16,527,021

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.8%
	Federal Home Loan Mortgage Corp. — 5.1%
1,500,000	2.125%, 03/23/12	1,530,360
1,250,000	5.125%, 07/15/12	1,336,862
1,500,000	5.250%, 04/18/16	1,717,833
1,500,000	3.750%, 03/27/19	1,555,499

		6,140,554

	Federal National Mortgage Association — 5.7%
1,250,000	3.375%, 05/19/11	1,265,367
1,500,000	5.375%, 11/15/11	1,564,956
1,250,000	4.375%, 09/15/12	1,329,955
1,500,000	5.000%, 04/15/15	1,699,491
775,000	5.375%, 06/12/17	893,554

		6,753,323

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	12,893,877

	U.S. GOVERNMENT OBLIGATIONS — 10.2%
	U.S. Treasury Bills — 0.8%
1,000,000	U.S. Treasury Bill, 0.426%††, 04/07/11	999,668

	U.S. Treasury Inflation Indexed Notes — 4.2%
900,000	1.250%, 04/15/14	979,018
1,200,000	2.500%, 07/15/16	1,460,223
1,500,000	1.375%, 07/15/18	1,605,422
900,000	2.125%, 01/15/19	1,015,819

		5,060,482

	U.S. Treasury Notes — 5.2%
1,500,000	3.375%, 11/30/12	1,581,211
750,000	0.750%, 08/15/13	748,594
1,500,000	4.000%, 02/15/15	1,643,555
1,000,000	3.625%, 08/15/19	1,044,844
1,250,000	3.375%, 11/15/19	1,276,270

		6,294,474

	TOTAL U.S. GOVERNMENT OBLIGATIONS	12,354,624

	TOTAL INVESTMENTS — 100.0% (Cost $102,882,068)	$119,909,439

	Aggregate tax cost	$104,104,758

	Gross unrealized appreciation	$17,621,552
	Gross unrealized depreciation	(1,816,871)

	Net unrealized appreciation/depreciation	$15,804,681

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

*	Current yield.

ADR	American Depositary Receipt
See accompanying notes to schedule of investments.

2

GAMCO Westwood Intermediate Bond Fund
Schedule of Investments — December 31, 2010 (Unaudited)

		Market
Shares		Value
	SHORT-TERM INVESTMENTS — 2.8%
	Mutual Funds — 2.8%
457,778	Dreyfus Treasury & Agency Cash Management Fund, 0.130% *	$457,778

Principal
Amount
	CORPORATE BONDS — 42.2%
	Aerospace — 1.4%
$200,000	The Boeing Co., 6.000%, 03/15/19	230,483

	Banking — 6.4%
300,000	Bank of America Corp., 5.375%, 06/15/14	315,615
225,000	Barclays Bank plc, Ser. 1, 5.000%, 09/22/16	238,391
250,000	Citigroup Inc., 5.500%, 10/15/14	269,592
200,000	JPMorgan Chase & Co., 6.300%, 04/23/19	228,025

		1,051,623

	Computer Hardware — 1.2%
200,000	Hewlett-Packard Co., 2.250%, 05/27/11	201,749

	Computer Software and Services — 2.5%
250,000	Microsoft Corp., 1.625%, 09/25/15	244,082
150,000	Oracle Corp., 4.950%, 04/15/13	163,499

		407,581

	Consumer Products — 1.1%
150,000	Philip Morris International Inc., 6.875%, 03/17/14	172,973

	Diversified Industrial — 1.6%
250,000	General Electric Co., 5.000%, 02/01/13	267,376

	Electronics — 2.5%
200,000	Arrow Electronics Inc., 6.000%, 04/01/20	204,602
200,000	Koninklijke Philips Electronics NV, 4.625%, 03/11/13	213,505

		418,107

	Energy and Utilities: Electric Integrated — 2.9%
275,000	Dominion Resources Inc., 6.400%, 06/15/18	320,434
150,000	Southern Co., 4.150%, 05/15/14	157,997

		478,431

	Energy and Utilities: Natural Gas — 1.3%
200,000	Apache Corp., 5.250%, 04/15/13	217,735

Principal		Market
Amount		Value
	Energy and Utilities: Oil — 3.7%
$200,000	Anadarko Petroleum Corp., 5.950%, 09/15/16	$215,118
125,000	Marathon Oil Corp., 5.900%, 03/15/18	141,939
200,000	XTO Energy Inc., 6.500%, 12/15/18	245,163

		602,220

	Financial Services — 6.9%
175,000	ACE INA Holdings Inc., 5.600%, 05/15/15	193,022
300,000	Berkshire Hathaway Inc., 5.125%, 09/15/12	321,487
260,000	International Bank for Reconstruction & Development, 8.625%, 10/15/16	339,986
275,000	Merrill Lynch & Co. Inc., MTN, Series C, 5.000%, 01/15/15	286,616

		1,141,111

	Food and Beverage — 4.5%
250,000	Anheuser-Busch Companies Inc., 4.375%, 01/15/13	263,729
200,000	Dr Pepper Snapple Group Inc., 2.350%, 12/21/12	204,764
250,000	Kraft Foods Inc., 5.375%, 02/10/20	269,554

		738,047

	Metals and Mining — 1.3%
200,000	BHP Billiton Finance USA Ltd., 5.500%, 04/01/14	221,492

	Real Estate Investment Trusts — 1.5%
250,000	Vornado Realty LP, 4.250%, 04/01/15	252,619

	Telecommunications — 1.2%
175,000	AT&T Inc., 6.700%, 11/15/13	198,961

	Transportation — 2.2%
200,000	Burlington Northern Santa Fe LLC, Deb., 5.650%, 05/01/17	223,201
125,000	CSX Corp., 6.250%, 04/01/15	142,188

		365,389

	TOTAL CORPORATE BONDS	6,965,897

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.7%
	Federal Home Loan Bank — 1.7%
250,000	5.375%, 05/18/16	287,154

	Federal Home Loan Mortgage Corp. — 10.1%
400,000	2.125%, 03/23/12	408,096
250,000	5.125%, 07/15/12	267,373
225,000	5.000%, 07/15/14	252,396
325,000	5.250%, 04/18/16	372,197
350,000	3.750%, 03/27/19	362,950

		1,663,012

See accompanying notes to schedule of investments.

1

GAMCO Westwood Intermediate Bond Fund
Schedule of Investments (Continued) — December 31, 2010 (Unaudited)

Principal		Market
Amount		Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)

	Federal National Mortgage Association — 15.5%
$350,000	3.375%, 05/19/11	$354,303
350,000	5.375%, 11/15/11	365,156
250,000	4.375%, 09/15/12	265,991
375,000	4.375%, 03/15/13	404,284
350,000	2.750%, 02/05/14	366,010
300,000	5.000%, 04/15/15	339,898
275,000	5.375%, 06/12/17	317,068
66,965	Pool #745122, 5.500%, 09/01/20	72,301
71,684	Pool #255554, 5.500%, 01/01/35	77,167

		2,562,178

	Government National Mortgage Association — 2.4%
37,591	Pool #562288, 6.000%, 12/15/33	41,804
71,291	Pool #604946, 5.500%, 01/15/34	77,439
61,578	Pool #604970, 5.500%, 01/15/34	66,889
92,670	Pool #003747, 5.000%, 08/20/35	98,958
103,261	Pool #550728, 5.500%, 11/15/35	112,038

		397,128

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	4,909,472

	U.S. GOVERNMENT OBLIGATIONS — 25.3%
	U.S. Treasury Bills — 2.1%
350,000	U.S. Treasury Bill, 0.426%†, 04/07/11	349,884

	U.S. Treasury Inflation Indexed Notes — 9.8%
225,000	1.250%, 04/15/14	244,754
275,000	2.500%, 07/15/16	334,634
300,000	1.375%, 07/15/18	321,084
275,000	2.125%, 01/15/19	310,389
350,000	2.500%, 01/15/29	405,682

		1,616,543

	U.S. Treasury Notes — 10.3%
300,000	0.625%, 07/31/12	300,866
350,000	1.375%, 01/15/13	355,387
400,000	0.750%, 08/15/13	399,250
275,000	3.500%, 02/15/18	289,330
350,000	3.375%, 11/15/19	357,356

		1,702,189

	U.S. Treasury Bonds — 3.1%
250,000	7.125%, 02/15/23	335,820
150,000	5.375%, 02/15/31	175,125

		510,945

	TOTAL U.S. GOVERNMENT OBLIGATIONS	4,179,561

	TOTAL INVESTMENTS — 100.0% (Cost $15,648,536)	$16,512,708

	Aggregate tax cost	$15,648,536

	Gross unrealized appreciation	$905,033
	Gross unrealized depreciation	(40,861)

	Net unrealized appreciation/depreciation	$864,172

†	Represents annualized yield at date of purchase.

*	Current yield.

MTN	Medium Term Note
See accompanying notes to schedule of investments.

2

GAMCO Westwood Funds (the “Trust”)
Notes to Schedules of Investments (Unaudited)
The Trust’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Teton Advisors, Inc., the Adviser.
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Funds’ determinations as to the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of December 31, 2010 is as follows:

	Valuation Inputs
			Level 3
		Level 2 Other	Significant
		Significant	Unobservable	Total Market
	Level 1 Quoted Prices	Unobservable Inputs	Inputs	Value at 12/31/10
MIGHTY MITESSM FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$12,847,787	—	$0	$12,847,787
Business Services	16,186,836	—	0	16,186,836
Cable	1,444,125	—	0	1,444,125
Consumer Products	10,547,292	$29	—	10,547,321
Educational Services	3,795,122	—	0	3,795,122
Energy and Utilities:
Integrated	2,134,534	14,518	—	2,149,052
Entertainment	1,307,682	—	82,092	1,389,774
Financial Services	19,100,113	75,000	—	19,175,113
Health Care	38,518,248	—	12,280	38,530,528
Real Estate	4,865,065	60,000	7,550	4,932,615
Telecommunications	6,326,354	300,240	—	6,626,594
Other Industries (a)	253,047,384	—	—	253,047,384

Total Common Stocks	370,120,542	449,787	101,922	370,672,251

Preferred Stocks (a)	790,560	—	—	790,560
Convertible Preferred Stocks(a)	—	13,490	—	13,490
Warrants (a)	—	—	0	0
Corporate Bonds	—	137,000	—	137,000
U.S. Government Obligations	—	148,137,279	—	148,137,279

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$370,911,102	$148,737,556	$101,922	$519,750,580

SMALLCAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$19,715,015	—	—	$19,715,015
U.S. Government Obligations	—	$744,812	—	744,812

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$19,715,015	$744,812	—	$20,459,827

INCOME FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$4,638,769	—	—	$4,638,769
Preferred Stocks (a)	455,567	—	—	455,567
Corporate Bonds	—	$249,982	—	249,982

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$5,094,336	$249,982	—	$5,344,318

EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$110,934,997	—	—	$110,934,997
Short-Term Investments (a)	483,199	—	—	483,199

TOTAL INVESTMENTS IN SECURITIES - ASSETS	$111,418,196	—	—	$111,418,196

BALANCED FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$75,663,707	—	—	$75,663,707
Short-Term Investments (a)	2,470,210	—	—	2,470,210
Corporate Bonds	—	$16,527,021	—	16,527,021
U.S. Government Agency Obligations	—	12,893,877	—	12,893,877
U.S. Government Obligations	—	12,354,624	—	12,354,624

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$78,133,917	$41,775,522	—	$119,909,439

INTERMEDIATE BOND FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Short-Term Investments (a)	$457,778	—	—	$457,778
Corporate Bonds	—	$6,965,897	—	6,965,897
U.S. Government Agency Obligations	—	4,909,472	—	4,909,472
U.S. Government Obligations	—	4,179,561	—	4,179,561

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$457,778	$16,054,930	—	$16,512,708

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
The Funds did not have significant transfers between Level 1 and Level 2 during the quarter ended December 31, 2010.
There were no Level 3 investments held at December 31, 2010 or September 30, 2010 for SmallCap Equity Fund, Income Fund, Equity Fund, Balanced Fund, and Intermediate Bond Fund.
The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

									Net change in
									unrealized
									appreciation/
				Change in					depreciation during 3
		Accrued		unrealized	Net				the period on Level
	Balance as of	discounts/	Realized	appreciation/	purchases/	Transfers into	Transfers out of	Balance as of	investments held at
	9/30/10	(premiums)	gain/(loss)	depreciation	(sales)	Level 3 †	Level 3 †	12/31/10	12/31/10

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$1	$—	$—	$(1)	$—	$—	$—	$0	$(1)
Business Services	0	—	—	—	—	—	—	0	—
Cable	0	—	—	—	—	—	—	0	—
Educational Services	0	—	—	—	—	—	—	0	—
Entertainment	82,092	—	—	—	—	—	—	82,092	—
Health Care	12,280	—	—	—	—	—	—	12,280	—
Real Estate	1,413	—	—	6,137	—	—	—	7,550	6,137
Telecommunications	10	—	(3)	(7)	(0)	—	—	—	—

Total Common Stocks	95,796	—	(3)	6,129	(0)	—	—	101,922	6,136

Warrants:
Broadcasting	—	—	—	—	—	0	—	0	—

TOTAL INVESTMENTS IN SECURITIES	$95,796	$—	$(3)	$6,129	$(0)	$0	$—	$101,922	$6,136

†	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.
In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Fund’s financial statements.
Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.
Restricted and Illiquid Securities. Each Fund may invest up to 10% (except for the Mighty MitesSM Fund, SmallCap Equity Fund, and Income Fund which may invest up to 15%) of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted and illiquid securities the Mighty MitesSM Fund held as of December 31, 2010, refer to its Schedule of Investments.
Tax Information. The Funds intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.
The following summarizes capital loss carryforwards and expiration dates for each Fund at September 30, 2010:

	Mighty	SmallCap
Expiring in	MitesSM	Equity	Income		Balanced	Intermediate
Fiscal Year	Fund	Fund	Fund	Equity Fund	Fund	Bond Fund
2011	—	$4,845,486	—	—	—	—
2012	—	—	—	—	—	—
2013	—	—	—	—	—	—
2014	—	—	—	—	—	—
2015	—	—	—	—	—	—
2016	—	210	—	—	—	—
2017	—	585,663	$1,094,920	$4,107,080	$2,011,631	—
2018	—	—	1,503,324	28,980,997	14,635,639	—
These capital loss carryforwards are available to reduce future required distributions of net capital gains to shareholders.
Under the current tax law, capital losses related to securities realized after October 31 and prior to the Funds’ fiscal year end may be treated as occurring on the first day of the following year. For the year ended September 30, 2010, the Income Fund deferred capital losses of $95,748 and the SmallCap Equity Fund deferred currency losses of $8.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The GAMCO Westwood Funds

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
Date 2/28/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
Date 2/28/11

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer
Date 2/28/11

*	Print the name and title of each signing officer under his or her signature.